Nature of operations	12 Months Ended
Dec. 31, 2023
Disclosure Of General Information About Financial Statements [Abstract]
Nature of operations	Nature of operations
B2Gold Corp. (“B2Gold” or the “Company”) is a Vancouver-based gold producer with three operating mines: the Fekola Mine in Mali, the Masbate Mine in the Philippines and the Otjikoto Mine in Namibia, and a fourth project, the Goose Project, under construction in Canada. The Company had a 50% joint operation interest in the Gramalote gold project in Colombia (the "Gramalote Project"). On October 5, 2023, the Company acquired the remaining 50% of the Gramalote Project (Note 10). As at December 31, 2023, the Company held an approximately 24% interest in Calibre Mining Corp. ("Calibre") and an approximately 19% interest in BeMetals Corp. ("BeMetals"). Subsequent to December 31, 2023, on January 24, 2024, the Company's interest in Calibre was diluted to approximately 15% (Note 11). In addition, the Company has a portfolio of evaluation and exploration assets in a number of countries including Mali and Finland.

On April 14, 2023, the Company obtained control of Sabina Gold & Silver Corp. ("Sabina"), resulting in the acquisition of the 100% owned Back River Gold District, including the Goose Project, located in Nunavut, Canada (Note 6).

B2Gold is a public company listed on the Toronto Stock Exchange (the "TSX") under the symbol “BTO”, the NYSE American LLC exchange under the symbol “BTG” and the Namibian Stock Exchange under the symbol “B2G”. B2Gold’s head office is located at Suite 3400, Park Place, 666 Burrard Street, Vancouver, British Columbia, V6C 2X8.